General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses [Line Items]
Total	$ 5,270,966	$ 4,922,075	$ 5,982,887
Staff costs and employee benefits [Member]
General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses [Line Items]
Total	3,356,644	3,333,846	3,579,013
Depreciation and amortization [Member]
General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses [Line Items]
Total	263,576	344,251	379,152
Research and development [Member]
General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses [Line Items]
Total	241,241	305,003	390,428
Office and utilities [Member]
General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses [Line Items]
Total	198,135	234,800	222,117
Others [Member]
General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses [Line Items]
Total	$ 1,211,370	$ 704,175	$ 1,412,177